PREPAYMENTS AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2021
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

6. PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets are as follows:

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Employee advances	2,292,700	1,294,840	203,189
Input VAT recoverable	1,780,484	2,310,475	362,564
Prepayments and deposits	1,551,118	465,073,710	72,980,215
Receivable in relating to disposal of a subsidiary	—	55,251,240	8,670,125
Other receivables, net of allowance for doubtful accounts of RMB6,619,312 and RMB5,655,941, as of December 31, 2020 and 2021, respectively	4,231,165	4,179,023	655,779
	9,855,467	528,109,288	82,871,872

In March 2021, the Group signed a Bitcoin mining machine purchase agreement with Bitmain Technologies Limited. Pursuant to the purchase agreement, the Company will purchase 24,000 Antminer S19j Bitcoin mining machines, for a total consideration of US$82.8 million payable in installments according to the agreed time schedule. As of December 31,2021, the group prepaid RMB 346.5 million (US$54.4 million).

In August 2021, we formally stepped into the NFT business. In November 2021, we have entered into license agreements with international sports stars pursuant to which they have, respectively, granted us license to use their likeness for production of NFTs. As of December 31,2021, The total sum prepaid amount under license agreements is RMB 98.2 millon (US$15.4 million), the Group still has payment commitment amounting to US$ 44.8 million as of December 31,2021.